Revenue from contracts with customers - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 31	$ 19
Contract liabilities	$ 33	$ 42